Commitments and Contingencies - Minimum Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 5,334
2023	5,353
2024	5,351
2025	4,659
2026	4,552
Thereafter	49,604
Total	$ 74,853